Fair Value Disclosure - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Terminal value growth rate	3.00%
Probability Expected Return Method [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash flow discount rate	14.00%
Probabilities of conversion upon financing percentage	50.00%
Income approach valuation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash flow discount rate	23.00%